CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock	Additional Paid-In Capital	Retained Deficit	Total
Beginning Balance, Shares at Aug. 31, 2014	24,306,612
Beginning Balance, Amount at Aug. 31, 2014	$ 24,306	$ 20,872,345	$ (20,946,270)	$ (49,619)
Stock based compensation related to restricted stock issuance, Shares	60,000
Stock based compensation related to restricted stock issuance, Amount	$ 60	83,940		84,000
Stock based compensation due to common stock purchase options		436,774		436,774
Discount on convertible promissory note due to detachable warrants		3,000,000		3,000,000
Discount on $600,000 bridge loan due to detachable warrants		299,750		299,750
Exercise of Series H warrants, Shares	1,751,216
Exercise of Series H warrants, Amount	$ 1,751	1,451,763		1,453,514
Exercise of Series G warrants, Shares	454,787
Exercise of Series G warrants, Amount	$ 455	(455)
Net loss			(8,092,744)	(8,092,744)
Ending Balance, Shares at Aug. 31, 2015	26,572,615
Ending Balance, Amount at Aug. 31, 2015	$ 26,572	26,144,117	(29,039,014)	(2,868,325)
Stock based compensation related to restricted stock issuance, Shares	90,000
Stock based compensation related to restricted stock issuance, Amount	$ 90	337,410		337,500
Stock based compensation due to common stock purchase options		308,763		308,763
Exercise of stock options, Shares	282,106
Exercise of stock options, Amount	$ 282	(282)
Discount on convertible promissory note due to detachable warrants		3,008,812		3,008,812
Discount on convertible promissory note due to beneficial conversion feature		165,640		165,640
February 2016 Private Placement units issued, Shares	618,000
February 2016 Private Placement units issued, Amount	$ 619	2,480,587		2,481,206
February 2016 Private Placement derivative liability at inception, Share
February 2016 Private Placement derivative liability at inception,Amount		(1,714,395)		(1,714,395)
June 2016 Private Placement units issued, Share	937,500
June 2016 Private Placement units issued, Amount	$ 937	2,999,063		3,000,000
Net loss			(4,637,313)	(4,637,313)
Ending Balance, Shares at Aug. 31, 2016	28,500,221
Ending Balance, Amount at Aug. 31, 2016	$ 28,500	$ 33,729,715	$ (33,676,327)	$ 81,888